Revenue (Disaggregation) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reportable Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	$ 3,135,772	$ 2,587,758
Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	2,676,620	2,153,153
Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	459,152	425,557
Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	0	9,048
Fixed price Contracts [Member] | Reportable Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,204,849	1,246,206
Fixed price Contracts [Member] | Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	791,701	822,869
Fixed price Contracts [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	413,148	414,289
Fixed price Contracts [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	0	9,048
Market Price Contracts Member [Member] | Reportable Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,930,923	1,341,552
Market Price Contracts Member [Member] | Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,884,919	1,330,284
Market Price Contracts Member [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	46,004	11,268
Market Price Contracts Member [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	0	0
Americas [Member] | Reportable Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,736,678	1,361,319
Americas [Member] | Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	1,401,742	1,044,386
Americas [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	334,936	307,885
Americas [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	0	9,048
Europe [Member] | Reportable Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	563,773	680,827
Europe [Member] | Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	488,718	592,068
Europe [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	75,055	88,759
Europe [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	0	0
Asia [Member] | Reportable Segments [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	835,321	545,612
Asia [Member] | Uranium [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	786,160	516,699
Asia [Member] | Fuel Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	49,161	28,913
Asia [Member] | Other Segment [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [line items]
Revenue From Contracts With Customers	$ 0	$ 0